Transactions with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Due from related parties	$ 486	$ 147
Liabilities
Due to related parties	559	262
OOCAPE1 Holdings LLC (h)
Assets
Due from related parties	0	147
Liabilities
Due to related parties	102	0
Combine Marine Ltd. (d)
Assets
Due from related parties	1	0
Oceanbulk Maritime S.A. (e)
Assets
Due from related parties	9	0
Product Shipping & Trading S.A (n)
Assets
Due from related parties	56	0
Maiden Voyage LLC (f)
Assets
Due from related parties	211	0
Liabilities
Due to related parties	0	41
Glory Supra Shipping LLC (k)
Assets
Due from related parties	129	0
Pacific Cape Shipping LLC (l)
Assets
Due from related parties	48	0
Global Cape Shipping LLC (m)
Assets
Due from related parties	32	0
Interchart Shipping Inc. (a)
Liabilities
Due to related parties	58	100
Management and Directors Fees (b)
Liabilities
Due to related parties	111	121
Sea Cape Shipping LLC (i)
Liabilities
Due to related parties	83	0
Premier Voyage LLC (g)
Liabilities
Due to related parties	64	0
Sky Cape Shipping LLC (j)
Liabilities
Due to related parties	$ 141	$ 0